Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cost:
Total cost		$ 28,268	$ 20,321
Less: Accumulated depreciation		12,296	8,151
Property and equipment, net		15,972	12,170
Digital asset mining facilities and machines [Member]
Cost:
Total cost		25,068	20,321
Land [Member]
Cost:
Total cost	[1]	1,882
Construction in Progress [Member]
Cost:
Total cost		$ 1,318

[1]	In February 2025, the Company, through its subsidiary, signed a purchase agreement to purchase certain real property located in Dooly County, Georgia, United States.